Interbank Loans - Schedule of Interbank Loans, Net (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loans and receivables from banks	$ 7,121	$ 56,396
IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	1,081,658	914,627
IFRS9 [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(10)	(239)
IFRS9 [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(10)	(239)
Loans and receivables from banks	7,121	56,396
IFRS9 [member] | Inter banks cash loans [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		37,048
IFRS9 [member] | Loans to foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		755
IFRS9 [member] | Non transferrable deposits with foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	$ 7,131	$ 18,832